UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21494

Nuveen Floating Rate Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:       312-917-7700

Date of fiscal year end:      7/31

Date of reporting period:      10/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Floating Rate Income Fund (JFR)
October 31, 2012

Principal
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Variable Rate Senior Loan Interests – 117.9% (80.2% of Total Investments) (4)
	Airlines – 3.8% (2.6% of Total Investments)
$ 11,000	Delta Air Lines Inc., Term Loan B1, WI/DD	TBD	TBD	Ba2	$ 10,972,500
2,000	Delta Air Lines Inc., Term Loan B2, WI/DD	TBD	TBD	Ba2	1,991,666
10,142	United Air Lines, Inc., Term Loan B	2.250%	2/01/14	BB-	10,066,246
23,142	Total Airlines				23,030,412
	Asset Backed Securities – 0.5% (0.3% of Total Investments)
3,000	Oak Hill Credit Partners IV Limited, Collatrealized Loan Obligation Series 2012-6A	5.317%	11/20/23	BB	2,770,758
	Auto Components – 2.5% (1.7% of Total Investments)
10,161	Federal-Mogul Corporation, Tranche B, Term Loan	2.148%	12/29/14	B1	9,579,693
5,611	Federal-Mogul Corporation, Tranche C, Term Loan	2.148%	12/28/15	B1	5,290,248
15,772	Total Auto Components				14,869,941
	Biotechnology – 2.5% (1.7% of Total Investments)
1,496	Alkermes, Inc., 2019 Term Loan	4.500%	9/25/19	BB	1,506,773
2,000	Explorer Holdings, Inc., Term Loan, First Lien	8.000%	5/02/18	B+	2,003,750
5,912	Grifols, Inc., Term Loan	4.500%	6/01/17	BB	5,983,001
5,929	Onex Carestream Finance LP, Term Loan	5.000%	2/25/17	BB-	5,877,537
15,337	Total Biotechnology				15,371,061
	Building Products – 1.5% (1.0% of Total Investments)
7,549	Goodman Global Holdings, Term Loan B	5.750%	10/28/16	B+	7,581,952
1,273	Goodman Global Inc., Second Lien, Term Loan	9.000%	10/28/17	B-	1,288,000
8,822	Total Building Products				8,869,952
	Capital Markets – 1.1% (0.7% of Total Investments)
1,700	American Capital Limited Senior Loan	5.500%	8/15/16	BB	1,712,750
581	BNY Convergex Group LLC, Incremental Term Loan	5.250%	12/19/16	B+	567,017
1,326	BNY Convergex Group LLC, Term Loan	5.250%	12/19/16	B+	1,294,175
2,888	Citco III Limited, Term Loan	5.500%	6/29/18	N/A	2,915,517
6,495	Total Capital Markets				6,489,459
	Chemicals – 2.2% (1.5% of Total Investments)
202	Hexion Specialty Chemicals, Inc., Tranche C, Term Loan B1	4.000%	5/05/15	Ba3	201,190
92	Hexion Specialty Chemicals, Inc., Tranche C, Term Loan B2	4.125%	5/05/15	Ba3	91,278
2,985	Ineos US Finance LLC, Term Loan B	6.500%	5/04/18	B+	3,031,008
3,445	Styron S.a.r.l. Corporation,Term Loan	8.000%	8/02/17	B+	3,297,205
6,987	Univar, Inc., Term Loan	5.000%	6/30/17	B+	6,930,951
13,711	Total Chemicals				13,551,632
	Commercial Banks – 0.3% (0.2% of Total Investments)
1,975	SourceHov LLC, Term Loan B, First Lien	6.625%	4/28/17	BB-	1,961,422
	Commercial Services & Supplies – 2.1% (1.4% of Total Investments)
3,500	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien, WI/DD	TBD	TBD	B	3,488,334
2,500	Brand Energy & Infrastructure Services, Inc., Term Loan B, Second Lien, WI/DD	TBD	TBD	CCC+	2,475,000
3,307	Ceridian Corporation, Extended Term Loan	5.964%	5/09/17	B1	3,299,272
995	Houghton Mifflin, Term Loan	7.250%	5/22/18	N/R	1,012,412
2,385	KAR Auction Services, Inc., Term Loan	5.000%	5/19/17	BB-	2,401,758
12,687	Total Commercial Services & Supplies				12,676,776
	Communications Equipment – 2.9% (2.0% of Total Investments)
10,353	Avaya, Inc., Term Loan	3.177%	10/27/14	B1	10,102,041
2,000	CompuCom Systems, Inc., Term Loan, First Lien	6.500%	10/04/18	B+	2,003,750
3,500	CompuCom Systems, Inc., Term Loan, Second Lien	10.250%	10/04/19	B-	3,465,000
1,990	Genesys International Corporation, Term Loan B	6.750%	1/31/19	BB-	2,021,094
17,843	Total Communications Equipment				17,591,885
	Consumer Finance – 2.2% (1.5% of Total Investments)
1,000	Jackson Hewitt Tax Service, Inc., Term Loan	10.000%	10/16/17	N/R	965,000
1,500	NES Rentals Holdings, Inc., Extended Term Loan, Second Lien	13.250%	10/20/14	Ba3	1,492,500
3,000	Residential Capital Corp, Term Loan A1	5.000%	11/18/13	Ba1	3,013,125
4,790	Royalty Pharma Finance Trust, Incremental Term Loan	4.000%	11/09/18	Baa2	4,824,293
3,000	Springleaf Financial Funding Company, Term Loan	5.500%	5/10/17	B3	2,962,500
13,290	Total Consumer Finance				13,257,418
	Containers & Packaging – 1.0% (0.7% of Total Investments)
4,964	Reynolds Group Holdings, Inc., Term Loan	4.750%	9/28/18	B+	4,991,445
803	Sealed Air Corporation, Term Loan	4.750%	10/03/18	Ba1	809,023
5,767	Total Containers & Packaging				5,800,468
	Distributors – 1.7% (1.2% of Total Investments)
9,975	HD Supply, Inc., Term Loan	7.250%	10/12/17	B+	10,292,953
	Diversified Consumer Services – 1.5% (1.0% of Total Investments)
888	Advantage Sales and Marketing, Inc., Term Loan, First Lien	5.250%	12/18/17	B+	890,153
2,298	Brickman Group Holdings, Inc., Tranche B1, Term Loan	5.500%	10/14/16	B+	2,332,643
3,266	Cengage Learning Acquisitions, Inc., Term Loan	2.470%	7/03/14	B	3,123,274
2,955	Laureate Education, Inc., Extended Term Loan	5.250%	6/15/18	B1	2,947,612
9,407	Total Diversified Consumer Services				9,293,682
	Diversified Financial Services – 1.7% (1.1% of Total Investments)
2,500	ADS Waste Holdings Inc., Term Loan B	5.250%	10/09/19	B1	2,526,302
2,494	Ferrara Candy Company, Term Loan B	7.509%	6/18/18	B	2,528,039
4,988	Sheridan Holdings, Inc., Term Loan, First Lien	6.000%	7/01/18	B+	5,034,258
9,982	Total Diversified Financial Services				10,088,599
	Diversified Telecommunication Services – 2.2% (1.5% of Total Investments)
3,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	2.712%	3/06/14	BB+	3,003,282
5,794	Intelsat Jackson Holdings, Ltd., Term Loan B1	4.500%	4/02/18	B1	5,845,029
4,500	Level 3 Financing, Inc., Term Loan, Tranche B	5.250%	8/01/19	Ba2	4,555,548
13,294	Total Diversified Telecommunication Services				13,403,859
	Electric Utilities – 0.5% (0.4% of Total Investments)
4,781	TXU Corporation, 2014 Term Loan	3.749%	10/10/14	B2	3,230,484
	Electronic Equipment & Instruments – 0.7% (0.5% of Total Investments)
5,445	Smart Modular Technologies, Inc., Term Loan	8.250%	8/26/17	B+	4,410,450
	Energy Equipment & Services – 0.3% (0.2% of Total Investments)
1,500	Pinnacle Holdco S.A.R.L., Term Loan, First Lien	6.500%	7/24/19	B+	1,502,344
	Food & Staples Retailing – 1.8% (1.2% of Total Investments)
1,800	BJ Wholesale Club, Inc., Term Loan, First Lien	5.750%	9/26/19	B	1,821,562
3,000	Wendy’s/Arby’s Restaurants, Inc., Term Loan B	4.750%	5/15/19	BB-	3,031,563
6,000	Wilton Products, Inc., Tranche B, Term Loan	7.500%	8/30/18	B1	6,063,750
10,800	Total Food & Staples Retailing				10,916,875
	Food Products – 4.6% (3.1% of Total Investments)
4,000	AdvancePierre Foods, Inc., Term Loan, First Lien	5.750%	7/10/17	B1	4,038,332
1,800	AdvancePierre Foods, Inc., Term Loan, Second Lien	9.500%	10/10/17	CCC+	1,827,751
4,774	Michael Foods Group, Inc., Term Loan	4.250%	2/25/18	B+	4,800,400
17,312	U.S. Foodservice, Inc., Extended Term Loan	5.750%	3/31/17	B-	17,095,717
27,886	Total Food Products				27,762,200
	Health Care Equipment & Supplies – 2.3% (1.6% of Total Investments)
9,925	Chiron Merger Sub, Inc., Term Loan	7.000%	5/04/18	Ba2	10,073,875
137	Fenwal, Inc., Delayed Term Loan	2.672%	2/28/14	B+	136,463
796	Fenwal, Inc., Term Loan	2.672%	2/28/14	B+	795,745
3,055	Hologic, Inc., Term Loan B	4.500%	8/01/19	BBB-	3,093,347
13,913	Total Health Care Equipment & Supplies				14,099,430
	Health Care Providers & Services – 11.6% (7.9% of Total Investments)
1,446	Ardent Medical Services, Inc., Term Loan	6.500%	9/15/15	B1	1,450,015
10,000	DaVita, Inc., New Term Loan B2, WI/DD	TBD	TBD	Ba2	10,041,670
2,500	Genesis Healthcare LLC, Term Loan, DD1	10.000%	10/02/18	B	2,412,500
4,852	Gentiva Health Services, Inc., Term Loan B	6.500%	8/17/16	B1	4,793,232
13,673	Golden Living, Term Loan	5.000%	5/04/18	B+	13,202,739
1,325	HCA, Inc., Tranche B2, Term Loan	3.612%	3/31/17	BB	1,328,885
2,978	Health Management Associates, Inc., Term Loan B	4.500%	11/16/18	BB-	3,008,094
2,606	Kindred Healthcare, Term Loan	5.250%	6/01/18	Ba3	2,574,909
1,862	LHP Operations Co. LLC, Term Loan B	9.000%	7/03/18	B	1,880,620
782	LifeCare Holdings, Inc., Term Loan Add On	8.093%	2/01/16	N/R	737,189
4,333	LifeCare, Term Loan	8.093%	2/01/16	N/R	4,086,980
2,386	MultiPlan, Inc., Term Loan B	4.750%	8/26/17	Ba3	2,399,901
4,000	National Mentor Holdings, Inc., Term Loan B, WI/DD	TBD	TBD	B+	4,011,668
6,941	Select Medical Corporation, Term Loan	5.500%	6/01/18	BB-	7,001,767
998	Select Medical Corporation, Tranche B, Term Loan A	5.502%	6/01/18	BB-	1,006,228
1,750	Sheridan Holdings, Inc., Term Loan, Second Lien	9.000%	7/01/19	B-	1,767,500
1,294	Skilled Healthcare Group, Inc., Term Loan	6.750%	4/09/16	B1	1,302,439
6,810	Vanguard Health Holding Company II LLC, Initial Term Loan	5.000%	1/29/16	Ba2	6,860,300
70,536	Total Health Care Providers & Services				69,866,636
	Health Care Technology – 1.2% (0.8% of Total Investments)
6,614	Emdeon Business Services LLC, Term Loan B1	5.000%	11/02/18	BB-	6,691,774
350	Fenwal, Inc., Term Loan, Second Lien	5.672%	8/28/14	B	349,689
6,964	Total Health Care Technology				7,041,463
	Hotels, Restaurants & Leisure – 3.5% (2.4% of Total Investments)
4,888	24 Hour Fitness Worldwide, Inc., New Term Loan	7.500%	4/22/16	Ba3	4,945,539
3,876	Caesars Entertainment Operating Company, Inc., Term Loan B6	5.461%	1/28/18	B	3,491,142
1,831	CCM Merger, Inc. Term Loan	6.000%	3/01/17	B+	1,846,632
4,975	Landry’s Restaraunts, Inc., Term Loan B	6.500%	4/24/18	B+	5,036,153
3,547	Seaworld Parks and Entertainment, Inc., Term Loan B	4.000%	8/17/17	BB-	3,572,420
2,000	Six Flags Theme Parks, Inc., Term Loan B	4.250%	12/20/18	BB+	2,015,616
21,117	Total Hotels, Restaurants & Leisure				20,907,502
	Household Durables – 0.5% (0.3% of Total Investments)
2,750	AOT Bedding Super Holdings LLC, Term Loan B	4.172%	8/29/19	B+	2,752,865
	Household Products – 0.7% (0.5% of Total Investments)
4,116	Spectrum Brands, Inc., Term Loan	5.018%	6/17/16	Ba3	4,130,625
311	Visant Corporation, Term Loan	5.250%	12/22/16	BB-	300,631
4,427	Total Household Products				4,431,256
	Industrial Conglomerates – 0.7% (0.5% of Total Investments)
658	Eagle Parent, Inc., Term Loan	5.000%	5/16/18	Ba3	663,106
259	Evertec, Inc., Term Loan	5.500%	9/30/16	BB-	259,762
2,500	Sequa Corporation, Term Loan B	3.615%	12/03/14	B1	2,498,750
976	U.S. Foodservice, Inc., Term Loan, First Lien	5.750%	3/31/17	B-	964,155
4,393	Total Industrial Conglomerates				4,385,773
	Insurance – 0.6% (0.4% of Total Investments)
3,500	Vantage Drilling Company, Term Loan B, WI/DD	TBD	TBD	B-	3,397,916
	Internet & Catalog Retail – 0.1% (0.1% of Total Investments)
825	Burlington Coat Factory Warehouse Corporation, Term Loan B1	5.500%	2/23/17	B	833,894
	Internet Software & Services – 2.5% (1.7% of Total Investments)
1,517	Go Daddy Group Inc, First Lien Term Loan	5.500%	12/17/18	Ba3	1,513,347
745	Open Solutions, Inc., Term Loan B	2.435%	1/23/14	B+	720,040
2,000	Sabre, Inc., Incremental Term Loan	7.250%	12/29/17	B1	2,024,166
2,451	Sabre, Inc., Extended Term Loan, First Lien	5.962%	9/30/17	B1	2,440,683
3,900	SSI Investments II, Ltd., New Term Loan	5.000%	5/26/17	Ba3	3,943,995
4,746	WebCom Group Inc., First Lien	11.000%	10/27/18	Ba3	4,751,765
15,359	Total Internet Software & Services				15,393,996
	IT Services – 4.1% (2.8% of Total Investments)
6,053	First Data Corporation, Extended Term Loan B	5.211%	3/24/17	B+	5,991,286
4,435	Frac Tech International LLC, Term Loan	8.500%	5/06/16	B+	4,006,447
1,500	Genpact International, Inc., Term Loan	4.250%	8/30/19	BB+	1,505,625
1,464	Sabre, Inc., New Extended Term Loan	5.962%	12/29/17	B1	1,458,139
1,237	SRA International, Term Loan	6.500%	7/20/18	B1	1,207,173
1,810	SunGard Data Systems, Inc., Term Loan B	1.963%	2/28/14	BB	1,815,080
2,529	VFH Parent LLC, Term Loan	7.500%	7/08/16	Ba1	2,551,267
923	Web.com, Term Loan, Second Lien	11.000%	10/27/18	B3	951,922
5,387	Zayo Group LLC, Term Loan B	5.250%	7/02/19	B1	5,426,898
25,338	Total IT Services				24,913,837
	Leisure Equipment & Products – 1.3% (0.9% of Total Investments)
5,631	Academy, Ltd., Term Loan	6.000%	8/03/18	B	5,648,555
2,415	BLB Management Services, Inc., Term Loan	8.500%	11/05/15	BB	2,434,015
8,046	Total Leisure Equipment & Products				8,082,570
	Machinery – 0.8% (0.5% of Total Investments)
1,500	Navistar International Corporation, Term Loan B	7.000%	8/16/17	Ba2	1,512,188
3,176	Rexnord Corporation, Inc., Term Loan B Refinancing	4.500%	4/01/18	BB	3,201,805
4,676	Total Machinery				4,713,993
	Media – 9.7% (6.6% of Total Investments)
1,568	Atlantic Broadband Finance LLC, Term Loan B, WI/DD	TBD	TBD	Ba3	1,586,052
2,959	Cengage Learning Inc., Term Loan B	5.720%	7/04/17	B	2,707,044
5,504	Cumulus Media, Inc., Term Loan, First Lien	5.750%	9/17/18	Ba2	5,544,202
5,000	Cumulus Media, Inc., Term Loan, Second Lien	7.500%	9/16/19	B2	5,076,250
1,000	FoxCo Acquisition Sub LLC, Initial Term Loan	5.500%	7/14/17	B+	1,015,000
2,171	Interactive Data Corporation, Term Loan B	4.500%	2/11/18	BB-	2,187,144
2,000	Mediacom Broadband LLC, Tranche G, Term Loan	4.000%	1/20/20	Ba3	2,000,000
3,982	Radio One, Inc., Term Loan B, First Lien	7.500%	2/14/17	B+	4,011,624
2,888	Tribune Company, Term Loan B, (5)	0.000%	6/04/14	Ca	2,218,663
17,983	Univision Communications, Inc., Term Loan	4.462%	3/31/17	B+	17,645,309
3,000	UPC Broadband Holding BV, Term Loan, Tranche AB	4.750%	12/31/17	Ba3	3,022,500
9,600	WideOpenWest Finance LLC, Term Loan B, DD1	6.250%	7/12/18	B1	9,703,571
1,250	WMG Acquisition Corporation, Term Loan, WI/DD	TBD	TBD	Ba2	1,256,250
4,565	Yell Group PLC, Term Loan, (5)	4.459%	7/31/14	N/R	867,322
63,470	Total Media				58,840,931
	Metals & Mining – 0.8% (0.6% of Total Investments)
4,875	Fortescue Metals Group Term Loan B, WI/DD	TBD	TBD	BBB-	4,862,812
	Multiline Retail – 1.2% (0.8% of Total Investments)
2,188	99 Cents Only Stores, Term Loan B1	5.250%	1/11/19	B+	2,217,030
1,861	Bass Pro Group LLC, Term Loan B	5.250%	6/13/17	BB-	1,881,523
3,000	Neiman Marcus Group, Inc., Term Loan	4.750%	5/16/18	BB-	3,012,615
7,049	Total Multiline Retail				7,111,168
	Oil, Gas & Consumable Fuels – 4.3% (2.9% of Total Investments)
943	Alon USA Energy, Inc., Edgington Facility	4.500%	8/05/13	B+	938,842
7,544	Alon USA Energy, Inc., Paramount Facility	4.500%	8/05/13	B+	7,510,593
992	CCS Income Trust, Delayed Term Loan	3.212%	11/14/14	B	977,236
2,865	CCS Income Trust, Term Loan	3.212%	11/14/14	B1	2,821,096
1,949	Crestwood Holdings, Inc., Term Loan B	9.750%	3/26/18	CCC+	1,977,728
1,375	Energy Transfer Partners LP, Term Loan B	3.750%	3/24/17	BB	1,376,242
2,500	Everest Acquisition LLC Term Loan	0.425%	5/24/18	Ba3	2,522,657
1,480	Gibson Energy ULC, Term Loan B	4.750%	5/18/18	BB-	1,497,253
4,000	Plains Exploration and Production Company, Term Loan, WI/DD	TBD	TBD	Ba1	4,023,216
2,500	Samson Investment Company, Initial Term Loan, Second Lien	6.000%	9/25/18	B+	2,526,172
26,148	Total Oil, Gas & Consumable Fuels				26,171,035
	Paper & Forest Products – 0.7% (0.5% of Total Investments)
4,552	Newark Group, Inc., DIP Term Loan	12.500%	3/31/14	Caa1	4,484,106
	Personal Products – 0.5% (0.4% of Total Investments)
1,330	Prestige Brands, Inc., Term Loan 1	5.278%	1/27/19	BB-	1,346,521
1,920	Revlon Consumer Products Corporation, Term Loan	4.750%	11/19/17	BB-	1,927,040
3,250	Total Personal Products				3,273,561
	Pharmaceuticals – 8.3% (5.6% of Total Investments)
2,000	Bausch & Lomb, Inc., Delayed Draw, Term Loan	4.750%	9/30/15	B+	2,020,000
8,978	Bausch & Lomb, Inc., Term Loan B	5.250%	5/17/19	B+	9,089,719
2,710	ConvaTec Healthcare, Incremental Term Loan B	5.000%	12/22/16	Ba3	2,730,737
2,000	Generic Drug Holdings, Inc., Term Loan B, WI/DD	TBD	TBD	B+	2,011,666
5,625	Graceway Pharmaceuticals LLC, Second Lien Term Loan, (5)	0.000%	5/03/13	N/R	168,750
147	Graceway Pharmaceuticals LLC, Term Loan, (5)	0.000%	5/03/12	N/R	170,689
3,667	Par Pharmaceutical Companies, Inc., Term Loan B	5.000%	9/28/19	B+	3,665,032
5,955	Pharmaceutical Product Development, Inc., Term Loan	6.250%	12/05/18	Ba3	6,035,023
6,320	Quintiles Transnational Corporation, Term Loan B	5.000%	6/08/18	BB-	6,372,140
4,938	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan D	4.250%	2/13/19	BBB-	4,964,782
1,601	Warner Chilcott Company LLC, Term Loan B1 Additional	4.250%	3/15/18	BBB-	1,608,709
4,215	Warner Chilcott Corporation, Term Loan B1	4.250%	3/15/18	BBB-	4,236,132
2,108	Warner Chilcott Corporation, Term Loan B2	4.250%	3/15/18	BBB-	2,118,066
2,898	Warner Chilcott Corporation, Term Loan B3	4.250%	3/15/18	BBB-	2,912,341
1,667	Warner Chilcott Corporation, Term Loan B4	3.261%	8/15/17	BBB-	1,667,708
333	Warner Chilcott Corporation, Term Loan B5	3.261%	8/20/17	BBB-	333,542
55,162	Total Pharmaceuticals				50,105,036
	Professional Services – 0.0% (0.0% of Total Investments)
496	Vertrue Inc., Term Loan, (5)	9.250%	8/16/14	D	168,557
	Real Estate Investment Trust – 1.3% (0.9% of Total Investments)
1,462	iStar Financial, Inc., Term Loan, Tranche A1	5.250%	3/19/16	BB-	1,483,347
4,000	iStar Financial, Inc., Term Loan	5.750%	10/15/17	BB-	4,001,876
2,295	Walter Investment Management Corporation, Term Loan, First Lien	7.750%	6/30/16	B+	2,309,344
7,757	Total Real Estate Investment Trust				7,794,567
	Real Estate Management & Development – 3.4% (2.3% of Total Investments)
10,001	Capital Automotive LP, Tranche B	5.250%	3/11/17	Ba3	10,091,734
3,000	Homeward Residential Holdings, Inc., Initial Term Loan	8.250%	8/08/17	B+	3,020,625
3,182	LNR Property Corporation, Term Loan	4.750%	4/29/16	BB+	3,193,622
4,131	Realogy Corporation, Delayed Term Loan	4.464%	10/10/16	B+	4,128,690
20,314	Total Real Estate Management & Development				20,434,671
	Road & Rail – 1.2% (0.8% of Total Investments)
7,310	Swift Transportation Company, Inc., Term Loan, Tranche B2	5.000%	12/21/17	BB	7,369,339
	Semiconductors & Equipment – 2.0% (1.3% of Total Investments)
3,565	Freescale Semiconductor, Inc., Term Loan, Tranche B1	4.465%	12/01/16	B1	3,494,052
5,905	NXP Semiconductor LLC, Term Loan	4.500%	3/03/17	B-	5,998,558
891	NXP Semiconductor LLC, Tranche A2, Term Loan	5.500%	3/03/17	B+	911,419
1,459	Spansion LLC, Term Loan	4.750%	2/09/15	BB+	1,475,232
11,820	Total Semiconductors & Equipment				11,879,261
	Software – 9.8% (6.7% of Total Investments)
7,850	Attachmate Corporation, Term Loan, First Lien	7.250%	11/22/17	BB-	7,940,275
6,499	BlackBoard, Inc., Term Loan, First Lien	7.500%	10/04/18	B+	6,557,408
3,541	DataTel Inc., Term Loan B	6.250%	7/19/18	B+	3,595,939
2,000	Deltek, Inc., Term Loan, First Lien	6.000%	10/10/18	B+	2,018,750
15,461	Infor Enterprise Applications, Term Loan B	5.250%	4/05/18	Ba3	15,647,264
4,207	IPC Systems, Inc., Term Loan, First Lien	7.750%	7/31/17	B-	4,059,740
8,500	IPC Systems, Inc., Term Loan, Second Lien	5.462%	6/01/15	CCC	7,352,500
6,500	Misys PLC, Term Loan, First Lien	7.250%	12/12/18	Ba3	6,528,438
5,216	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Funded Term Loan B1	5.000%	6/07/19	BB-	5,282,899
402	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Funded Term Loan B2	5.000%	6/07/19	BB-	406,090
60,176	Total Software				59,389,303
	Specialty Retail – 3.7% (2.5% of Total Investments)
1,833	Collective Brands Inc., Term Loan B	7.250%	10/09/19	B1	1,845,936
2,960	J Crew Group, Term Loan	4.750%	3/07/18	B1	2,966,544
4,593	Jo-Ann Stores, Inc., Term Loan	4.750%	3/16/18	B+	4,600,246
868	Lord & Taylor Holdings LLC, Term Loan	5.750%	1/11/19	BB	875,198
3,238	Party City Corporation, Term Loan	5.750%	7/27/19	B1	3,272,708
2,205	Petco Animal Supplies, Inc., Term Loan	4.500%	11/24/17	B1	2,219,002
2,306	Toys “R” Us - Delaware Inc., Term Loan	5.250%	5/17/18	B+	2,263,153
4,262	Toys “R” Us - Delaware Inc., Term Loan B	6.000%	9/01/16	B+	4,253,542
22,265	Total Specialty Retail				22,296,329
	Wireless Telecommunication Services – 3.5% (2.4% of Total Investments)
10,051	Asurion LLC, Term Loan, First Lien	5.500%	5/24/18	BB-	10,135,465
9,709	Clear Channel Communications, Inc., Tranche B, Term Loan, DD1	3.862%	1/29/16	CCC+	8,066,251
1,000	IPC Systems, Inc., Term Loan, Tranche C, First Lien	7.750%	7/31/17	B1	983,125
1,869	Presidio, Inc., New Term Loan	5.750%	3/31/17	Ba3	1,873,335
22,629	Total Wireless Telecommunication Services				21,058,176
$ 730,028	Total Variable Rate Senior Loan Interests (cost $710,990,667)				713,202,613

Shares	Description (1)				Value
	Common Stocks – 2.9% (2.0% of Total Investments)
	Building Products – 1.8% (1.2% of Total Investments)
301,905	Masonite Worldwide Holdings, (6), (11)				$ 10,717,628
	Hotels, Restaurants & Leisure – 0.1% (0.1% of Total Investments)
42,041	BLB Worldwide Holdings Inc., (6), (11)				578,064
2,670	Buffets Inc. Class A, (6), (11)				22,695
	Total Hotels, Restaurants & Leisure				600,759
	Media – 1.0% (0.7% of Total Investments)
203,449	Metro-Goldwyn-Mayer, (6), (11)				6,415,011
	Total Common Stocks (cost $27,900,845)				17,733,398

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Convertible Bonds – 0.3% (0.2% of Total Investments)
	Communications Equipment – 0.3% (0.2% of Total Investments)
$ 850	Nortel Networks Corp., (5)	1.750%	4/15/13	N/R	$ 851,063
1,000	Nortel Networks Corp., (5)	2.125%	4/15/14	D	1,000,000
$ 1,850	Total Convertible Bonds (cost $1,563,750)				1,851,063

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 10.8% (7.4% of Total Investments)
	Commercial Services & Supplies – 0.2% (0.1% of Total Investments)
$ 1,000	Ceridian Corporation	11.250%	11/15/15	CCC	$ 975,000
	Communications Equipment – 0.9% (0.6% of Total Investments)
2,750	Avaya Inc.	9.750%	11/01/15	CCC+	2,447,500
2,000	Nortel Networks Limited, (5)	9.003%	7/15/13	N/R	2,100,000
650	Nortel Networks Limited, (5)	10.750%	7/15/16	N/R	726,375
5,400	Total Communications Equipment				5,273,875
	Distributors – 0.4% (0.2% of Total Investments)
2,000	HD Supply Inc., 144A	8.125%	4/15/19	B+	2,200,000
	Diversified Telecommunication Services – 0.9% (0.7% of Total Investments)
1,500	Consolidated Communications Finance Company	10.875%	6/01/20	B-	1,591,875
1,500	IntelSat Bermuda Limited	11.500%	2/04/17	CCC+	1,578,750
2,500	IntelSat Bermuda Limited	11.250%	2/04/17	CCC+	2,625,000
5,500	Total Diversified Telecommunication Services				5,795,625
	Health Care Equipment & Supplies – 1.1% (0.8% of Total Investments)
2,450	Chiron Merger Sub Inc., 144A	10.500%	11/01/18	B	2,609,250
2,500	Merge Healthcare Inc.	11.750%	5/01/15	B+	2,681,250
1,750	Rotech Healthcare Inc.	10.750%	10/15/15	B3	1,706,250
6,700	Total Health Care Equipment & Supplies				6,996,750
	Health Care Providers & Services – 1.6% (1.1% of Total Investments)
2,000	Aurora Diagnostics Holdings LLC	10.750%	1/15/18	B3	2,020,000
3,750	HCA Inc., (7)	8.500%	4/15/19	BB+	4,214,063
250	Rotech Healthcare Inc.	10.500%	3/15/18	CCC-	143,125
2,000	Select Medical Corporation	6.494%	9/15/15	B-	1,990,000
500	Vanguard Health Holding LLC/Inc.	8.000%	2/01/18	B-	520,000
1,000	Wolverine Healthcare Analytics, 144A	10.625%	6/01/20	CCC+	1,072,500
9,500	Total Health Care Providers & Services				9,959,688
	Household Products – 0.5% (0.3% of Total Investments)
2,750	Sprectum Brands Inc.	9.500%	6/15/18	Ba3	3,086,875
	IT Services – 0.7% (0.5% of Total Investments)
3,000	First Data Corporation, 144A	7.375%	6/15/19	BB-	3,105,000
1,228	First Data Corporation	10.550%	9/24/15	B-	1,258,995
4,228	Total IT Services				4,363,995
	Machinery – 0.2% (0.1% of Total Investments)
1,025	NES Rental Holdings Inc., 144A	12.250%	4/15/15	CCC+	1,027,563
	Media – 1.9% (1.3% of Total Investments)
2,033	Clear Channel Communications, Inc., 144A	9.000%	12/15/19	CCC+	1,829,700
5,500	Clear Channel Communications, Inc.	5.500%	9/15/14	CCC-	5,142,500
2,250	Clear Channel Communications, Inc.	10.750%	8/01/16	CCC-	1,665,000
3,700	Clear Channel Communications, Inc.	6.875%	6/15/18	CCC-	2,312,500
400	WMG Acquisition Group	11.500%	10/01/18	B-	451,000
13,883	Total Media				11,400,700
	Metals & Mining – 0.3% (0.2% of Total Investments)
1,750	Molycorp Inc., 144A	10.000%	6/01/20	B3	1,684,375
	Paper & Forest Products – 0.2% (0.1% of Total Investments)
2,000	Verso Paper Holdings LLC, 144A	11.750%	1/15/19	BB-	1,300,000
	Pharmaceuticals – 0.5% (0.4% of Total Investments)
74	Angiotech Pharmaceuticals Inc.	5.000%	12/01/13	N/R	74,000
918	Angiotech Pharmaceuticals Inc.	9.000%	12/01/16	N/R	927,180
1,000	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	BB-	1,076,250
1,000	Valeant Pharmaceuticals International, 144A	7.250%	7/15/22	BB-	1,082,500
2,992	Total Pharmaceuticals				3,159,930
	Road & Rail – 0.7% (0.5% of Total Investments)
2,000	Avis Budget Car Rental	2.967%	5/15/14	B+	1,997,500
2,000	Swift Services Holdings Inc.	10.000%	11/15/18	B+	2,145,000
4,000	Total Road & Rail				4,142,500
	Software – 0.7% (0.5% of Total Investments)
1,700	Infor Us Inc.	11.500%	7/15/18	B-	1,967,750
1,875	Infor Us Inc.	9.375%	4/01/19	B-	2,071,874
3,575	Total Software				4,039,624
$ 66,303	Total Corporate Bonds (cost $61,837,029)				65,406,500

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Asset-Backed Securities – 5.4% (3.7% of Total Investments)
$ 1,200	BlueMountain Collateralized Loan Obligations, Series 2012-2A E14, WI/DD	1.000%	11/20/24	N/R	$ 1,082,640
2,500	BlueMountain Collateralized Loan Obligations Limited 2012-1A, 144A	6.314%	7/20/23	BB	2,267,825
2,700	Dryden Senior Loan Fund 2012-24A	5.117%	11/15/23	N/R	2,617,110
1,500	Flatiron Collateralized Loan Obligation Limited, Series 2011-1A	4.740%	1/15/23	BB	1,326,312
1,500	Fraser Sullivan Collateralized Loan Obligations Limited, Series 2011-6A, 144A	5.934%	11/22/22	BB	1,403,441
3,000	LCM Limited Partnership, Collateralized Loan Obligations, 144A	6.084%	4/15/22	BB	2,823,948
1,800	LCM Limited Partnership, Collateralized Loan Obligations, 144A	4.934%	4/15/22	BBB	1,762,753
1,500	LCM Limited Partnership, Collateralized Loan Obligations	5.471%	4/19/22	BB	1,347,056
2,700	LCM Limited Partneship Series 2012A, 144A	6.159%	10/19/22	BB	2,484,618
1,500	Madoson Park Funding Limited, Collateralized Loan Obligations, Series 2012-8A, 144A	5.669%	4/22/22	BB	1,381,650
1,000	Madoson Park Funding Limited, Collateralized Loan Obligations, Series 2012-8A, 144A	4.669%	4/22/22	BBB	976,260
2,300	Magnetite IV CLO Limited, Series 2012-6A E, 144A	6.162%	9/15/23	BB	2,149,543
3,360	Oak Hill Credit Partners, Series 2012-7A, WI/DD	1.000%	11/20/23	N/R	2,998,524
3,000	Race Point Collateralized Loan Obkigation Series 2012-7A, 144A	1.000%	11/08/24	N/R	2,687,171
2,500	Race Point Collateralized Loan Obligations, Series 2011-5A, 144A	6.889%	12/15/22	BB	2,498,753
3,000	Race Point Collateralized Loan Obligations, Series 2012-6A, 144A	5.931%	5/24/23	BB	2,778,993
$ 35,060	Total Asset-Backed Securities (cost $30,475,067)				32,586,597

Shares	Description (1)				Value
	Investment Companies – 2.2% (1.5% of Total Investments)
353,668	Eaton Vance Floating-Rate Income Trust Fund				$ 5,927,475
963,820	Eaton Vance Senior Income Trust				7,315,394
	Total Investment Companies (cost $11,947,776)				13,242,869

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 7.4% (5.0% of Total Investments)
$ 44,972	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/12, repurchase price $44,971,657, collateralized by: $4,050,000 U.S. Treasury Notes, 2.750%, due 2/15/19, value $4,495,500, $38,890,000 U.S. Treasury Notes, 0.625%, due 8/31/17, value $38,744,163 and $2,635,000 U.S. Treasury Notes, 0.750%, due 10/31/17, value $2,635,000	0.010%	11/01/12		$ 44,971,645
	Total Short-Term Investments (cost $44,971,645)				44,971,645
	Total Investments (cost $889,686,779) – 146.9%				888,994,685
	Borrowings – (41.2)% (8), (9)				(249,200,000)
	Other Assets Less Liabilities – (5.7)% (10)				(34,676,181)
	Net Assets Applicable to Common Shares – 100%				$ 605,118,504

Investments in Derivatives at October 31, 2012

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive			Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	Fixed Rate*	Frequency	Date	(Depreciation) (10)
Goldman Sachs	$ 49,435,000	Receive	1-Month USD-LIBOR	1.300%	Monthly	4/20/14	$ (778,142)
Morgan Stanley	49,435,000	Receive	1-Month USD-LIBOR	2.201	Monthly	4/20/16	(2,999,150)
							$ (3,777,292)

*Annualized.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Variable Rate Senior Loan Interests		$ —	$ 713,202,613	$ —	$ 713,202,613
Common Stocks		—	17,733,398	—	17,733,398
Convertible Bonds		—	1,851,063	—	1,851,063
Corporate Bonds		—	65,406,500	—	65,406,500
Asset-Backed Securities		—	32,586,597	—	32,586,597
Investment Companies		13,242,869	—	—	13,242,869
Short-Term Investments:
Repurchase Agreements		—	44,971,645	—	44,971,645
Derivatives:
Interest Rate Swaps**		—	(3,777,292)	—	(3,777,292)
Total		$ 13,242,869	$ 871,974,524	$ —	$ 885,217,393
* Refer to the Fund’s Portfolio of Investments for industry classifications and breakdown of Common Stocks classified as Level 2.

** Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees.  The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee.  When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of October 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	—	$—	Unrealized depreciation on interest rate swaps	$(3,777,292)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions, and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2012, the cost of investments (excluding investments in derivatives), was $890,178,280.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives), at October 31, 2012, were as follows:
Gross unrealized:
Appreciation					$ 25,308,373
Depreciation					(26,491,968)
Net unrealized appreciation (depreciation) of investments					$ (1,183,595)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
(5)

At or subsequent to the end of the reporting period, this security is non-income producing.  Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(7)	Investment, or portion of investment, has been pledged as collateral for investments in derivatives.
(8)	Borrowings as a percentage of Total Investments is 28.0%.
(9)	The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.
(10)	Other Assets Less Liabilities includes the net Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives at the end of the reporting period.
(11)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.
N/R	Not rated.
N/A	Not Applicable.
DD1	Portion of investment purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD

Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate

Item 2. Controls and Procedures.

a.              The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Floating Rate Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date:  December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date:  December 28, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date:  December 28, 2012